Consolidated statements of operations - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Interest and dividend income	SFr 4,602	SFr 4,042	SFr 4,757	SFr 8,644	SFr 9,342
Interest expense	(2,865)	(2,409)	(2,758)	(5,274)	(5,332)
Net interest income	1,737	1,633	1,999	3,370	4,010
Commissions and fees	2,905	3,046	2,796	5,951	5,471
Trading revenues	237	574	94	811	(177)
Other revenues	326	281	219	607	442
Net revenues	5,205	5,534	5,108	10,739	9,746
Provision for credit losses	82	53	(28)	135	122
Compensation and benefits	2,542	2,658	2,734	5,200	5,216
General and administrative expenses	1,580	1,648	1,760	3,228	3,608
Commission expenses	350	368	352	718	739
Restructuring expenses	69	137	91	206	346
Total other operating expenses	1,999	2,153	2,203	4,152	4,693
Total operating expenses	4,541	4,811	4,937	9,352	9,909
Income/(loss) before taxes	582	670	199	1,252	(285)
Income tax expense/(benefit)	276	78	21	354	(158)
Net income/(loss)	306	592	178	898	(127)
Net income/(loss) attributable to noncontrolling interests	3	(4)	8	(1)	5
Net income/(loss) attributable to shareholders	SFr 303	SFr 596	SFr 170	SFr 899	SFr (132)
Basic earnings per share (CHF)
Basic earnings/(loss) per share (in CHF per share)	SFr 0.13	SFr 0.27	SFr 0.08	SFr 0.40	SFr (0.06)
Diluted earnings per share (CHF)
Diluted earnings/(loss) per share (in CHF per share)	SFr 0.13	SFr 0.26	SFr 0.08	SFr 0.39	SFr (0.06)
Bank
Interest and dividend income	SFr 4,602		SFr 4,757	SFr 8,645	SFr 9,343
Interest expense	(2,857)		(2,750)	(5,205)	(5,317)
Net interest income	1,745		2,007	3,440	4,026
Commissions and fees	2,869		2,758	5,874	5,392
Trading revenues	249		96	774	(312)
Other revenues	355		249	652	511
Net revenues	5,218		5,110	10,740	9,617
Provision for credit losses	82		(28)	135	122
Compensation and benefits	2,577		2,781	5,288	5,319
General and administrative expenses	1,619		1,791	3,292	3,683
Commission expenses	350		352	718	739
Restructuring expenses	61		86	155	319
Total other operating expenses	2,030		2,229	4,165	4,741
Total operating expenses	4,607		5,010	9,453	10,060
Income/(loss) before taxes	529		128	1,152	(565)
Income tax expense/(benefit)	289		19	386	(271)
Net income/(loss)	240		109	766	(294)
Net income/(loss) attributable to noncontrolling interests	0		9	(2)	2
Net income/(loss) attributable to shareholders	SFr 240		SFr 100	SFr 768	SFr (296)